Long-Term Investments, Net - Schedule of Equity Method Investments, Net (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investments, Net [Line Items]
Equity method investments, amount			$ 3,848
LMHB, amount	[1]	$ (165)	$ (173)
Lanmeihangbiao Tiandi Internet Investment Management (Beijing) Co., Ltd. (“LMHB”) [Member]
Schedule of Equity Method Investments, Net [Line Items]
Equity method investments, percentage of ownership	[1]	40.00%	40.00%
Equity method investments, amount	[1]	$ 165	$ 173
Unicom AirNet (Beijing) Network Co., Ltd. (“Unicom AirNet”) [Member]
Schedule of Equity Method Investments, Net [Line Items]
Equity method investments, percentage of ownership	[2]		33.67%
Equity method investments, amount	[2]		$ 3,848

[1]	In September 2015, AirNet Online entered into an agreement with BlueFocus Wireless Internet (Beijing) Investment Management Co., Ltd. and two individual investors to establish a joint venture, LMHB. LMHB is mainly engaged in investment management of Wi-Fi platform marketing and other mobile internet industries. The investment was fully impaired as of December 31, 2018.
[2]	On February 22, 2017, AirNet Online established Unicom AirNet, jointly with Unicom Broadband Online Co., Ltd. and Chengdu Haite Kairong Aeronautical Technology Co., Ltd., a wholly owned subsidiary of a listed company providing aeronautical technical services. Pursuant to a capital contribution agreement entered into by the relevant parties, AirNet Online invested RMB117.9 million in Unicom AirNet. After this transaction, AirNet Online held 33.67% of equity interests in Unicom AirNet. The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence over the operations of Unicom AirNet. The Group recorded its share of gain of Unicom AirNet of approximately $44 and $73 for the years ended December 31, 2023 and 2024, respectively. In February 2024, the Group entered into an equity transfer agreement with Hainan Oriental Meitong Technology Partnership (“Buyer”), an unaffiliated third party, pursuant to which the Group disposed of all the 33.67% of equity interests held by AirNet Online in Unicom AirNet for an aggregate consideration of RMB197.0 million. In April 2024, the Group received the full amount of the consideration from the Buyer. The net book value of investment in Unicom AirNet was approximately $3,700 before the disposal, and the Group recognized a total disposal gain of approximately $23,647.